Prepayment for CIP Project (Tables)	12 Months Ended
Sep. 30, 2024
Prepayment for CIP Project [Abstract]
Schedule of Future Minimum Capital Expenditures

As of September 30, 2024, future minimum capital expenditures on the Company’s CIP project are estimated as follows:

Twelve months ending September 30,	Capital Expenditure on CIP

2025	$7,124,943
2026	5,350,832
2027	1,175,616
Total	$13,651,391